Schedule of Fair Values Assigned to Net Assets and Liabilities Assumed Acquisition (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Nov. 03, 2023
Cash	$ 1,903
Accounts receivable	300
Property, plant and equipment	27
Other current assets	884
Total identifiable assets acquired	60,749
Accounts payable and accrued expenses	1,133
Operating lease obligation	36
Total liabilities assumed	$ 20,949
FG Group Holdings Inc [Member]
Cash		$ 160
Accounts receivable		2,435
Inventory		638
Property, plant and equipment		7
Operating lease right-of-use asset		183
Other current assets		12
Total identifiable assets acquired		3,435
Accounts payable and accrued expenses		1,337
Promissory note		465
Operating lease obligation		183
Total liabilities assumed		1,985
Net assets acquired		1,450
Strong Global Entertainment Inc [Member]
Cash		160
Accounts receivable		2,435
Inventory		638
Property, plant and equipment		7
Operating lease right-of-use asset		183
Other current assets		12
Total identifiable assets acquired		3,435
Accounts payable and accrued expenses		1,337
Promissory note		465
Operating lease obligation		183
Total liabilities assumed		1,985
Net assets acquired		$ 1,450